FAIR VALUE OF ASSETS AND LIABILITIES - Items measured at fair value on a non-recurring basis (Details) - Non-recurring fair value measurement - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	$ 95,417	$ 133,697
Machinery and equipment
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	9,918	4,340
Real estate for residential purposes
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	63,283	101,214
Real estate different from residential properties
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	22,216	28,143
Level 3
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	95,417	133,697
Level 3 | Machinery and equipment
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	9,918	4,340
Level 3 | Real estate for residential purposes
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	63,283	101,214
Level 3 | Real estate different from residential properties
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	$ 22,216	$ 28,143